1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com
+1 202 261 3304 Direct
+1 202 261 3024 Fax

December 29, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS Investment Trust (the “Registrant”)
File Nos. 33-39659 and 811-6292
Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on December 21, 2016.

If you have any questions or comments, please contact the undersigned at 202.261.3304 or Eric Sanders, Associate General Counsel, UBS Asset Management (Americas) Inc., at 212.882.5546.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen